Income Taxes - Components of Loss Before Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S.	$ (66,755)	$ (23,117)	$ (24,739)
Foreign	(923)	767	495
Loss before provision for (benefit from) income taxes	$ (67,678)	$ (22,350)	$ (24,244)